Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (849,000)	$ (746,000)		$ (1,848,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	280,000	278,000	$ 1,113,000	1,113,000
Deferred tax benefit				(1,395,000)
Impairment of other investments
Decrease (increase) in assets:
Prepaid expenses and other current assets	(79,000)	(37,000)		(8,000)
Deferred Tax benefit
Impairment of other investment
Increase (decrease) in liabilities:
Accounts payable	(353,000)	(60,000)		106,000
Accrued expenses	(13,000)	32,000		5,000
Net cash used by operating activities	(1,014,000)	(533,000)		(2,027,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(5,000)
Purchase of investment		(12,000)		(4,185,000)
Note receivable investment, net	1,000	(93,000)		(5,278,000)
Net cash used by investing activities	(4,000)	(105,000)		(9,463,000)
Cash flows from financing activities:
Borrowings from note payable, related party	1,017,000	625,000		11,464,000
Net cash provided by financing activities	1,017,000	625,000		11,464,000
Net decrease in cash	(1,000)	(13,000)		(27,000)
Cash and cash equivalents at beginning of period	2,000	46,000	46,000	72,000
Cash and cash equivalents at end of period	1,000	33,000	2,000	46,000
Previously Reported [Member]
Cash flows from operating activities:
Net loss			(7,255,000)	(1,848,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization			1,113,000
Deferred tax benefit			(621,000)
Impairment of other investments			4,100,000
Decrease (increase) in assets:
Prepaid expenses and other current assets			(60,000)
Increase (decrease) in liabilities:
Accounts payable			424,000
Accrued expenses			57,000
Net cash used by operating activities			(2,242,000)
Cash flows from investing activities:
Purchase of property, plant and equipment			(276,000)
Purchase of investment			(65,000)
Note receivable investment, net			(8,000)
Net cash used by investing activities			(349,000)
Cash flows from financing activities:
Borrowings from note payable, related party			2,547,000
Net cash provided by financing activities			2,547,000
Net decrease in cash			(44,000)
Cash and cash equivalents at beginning of period	$ 2,000	$ 46,000	46,000
Cash and cash equivalents at end of period			$ 2,000	$ 46,000